Property, Plant and Equipment, Net - Summary of Lease Expense Recognised in the Income Statement (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Interest on lease liabilities	₩ 32,331	₩ 36,373	₩ 35,483
Expenses related to short-term leases	20,885	18,809	41,974
Expenses related to leases of low-value assets	18,577	14,375	14,150
Total	₩ 71,793	₩ 69,557	₩ 91,607